Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Trade and Other Payables

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Trade payables	58	62
Accrued expenses	188	160
Payroll and related accruals	28	98
Advance from customer	—	50
Lease liability	—	39
Related Parties	114	64

	388	473